FAIR VALUE MEASUREMENTS	12 Months Ended
Feb. 29, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 5—FAIR VALUE MEASUREMENTS
The accounting guidance for fair value established a framework for measuring fair value and established a three-level valuation hierarchy for disclosure of fair value measurement. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability at the measurement date. The three levels are defined as follows:

Level 1 -	Quoted prices in active markets for identical assets or liabilities;

Level 2 -	Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 -	Unobservable inputs in which little or no market activity exists, requiring an entity to develop its own assumptions that market participants would use to value the asset or liability.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 29, 2020 (in millions):
	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$2.0	$2.0	$—	$—
Short-term investments (1)	13.5	5.0	8.5	—
Non-current investments (2)	85.9	26.8	59.1	—

Total	$101.4	$33.8	$67.6	$—

Liabilities:
Derivative contracts (3)	$66.4	$—	$66.4	$—

Total	$66.4	$—	$66.4	$—

(1)	Primarily relates to Mutual Funds (Level 1) and Corporate Bonds (Level 2). Included in Other current assets.

(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.

(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.

The following table presents assets and liabilities which are measured at fair value on a recurring basis as of February 23, 2019 (in millions):

	Fair Value Measurements
	Total	Quoted prices in active markets for identical assets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Cash equivalents:
Money Market	$489.0	$489.0	$—	$—
Short-term investments (1)	23.1	21.0	2.1	—
Non-current investments (2)	84.2	30.5	53.7	—

Total	$596.3	$540.5	$55.8	$—

Liabilities:
Derivative contracts (3)	$21.1	$—	$21.1	$—

Total	$21.1	$—	$21.1	$—

(1)	Primarily relates to Mutual Funds. Included in Other current assets.
(2)	Primarily relates to investments in publicly traded stock (Level 1) and U.S. Treasury Notes and Corporate Bonds (Level 2). Included in Other assets.
(3)	Primarily relates to interest rate swaps. Included in Other current liabilities.
Contingent consideration obligations are a Level 3 measurement based on cash flow projections and other assumptions for the milestone performance targets. Changes in fair value of the contingent consideration are recorded in the consolidated statements of operations within Other expense (income), net.
The estimated fair value of the Company’s debt, including current maturities, was based on Level 2 inputs, being market quotes or values for similar instruments, and interest rates currently available to the Company for the issuance of debt with similar terms and remaining maturities as a discount rate for the remaining principal payments. As of February 29, 2020, the fair value of total debt was $8,486.2 million compared to a carrying value of $8,162.2 million, excluding debt discounts and deferred financing costs. As of February 23, 2019, the fair value of total debt was $9,801.2 million compared to the carrying value of $10,086.3 million, excluding debt discounts and deferred financing costs.
Assets Measured at Fair Value on a Nonrecurring Basis
The Company measures certain assets at fair value on a
non-recurring
basis, including long-lived assets and goodwill, which are evaluated for impairment. Long-lived assets include store-related assets such as property and equipment, operating lease assets and certain intangible assets. The inputs used to determine the fair value of long-lived assets and a reporting unit are considered Level 3 measurements due to their subjective nature.
As described elsewhere in these Consolidated Financial Statements, the Company recorded a goodwill impairment loss of $142.3 million during fiscal 2017. No goodwill impairment losses were recorded during fiscal 2019 and fiscal 2018. The Company also recorded long-lived asset impairment losses of $77.4 million, $36.3 million and $100.9 million during fiscal 2019, fiscal 2018 and fiscal 2017, respectively.